Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Cash equivalents
Federal depository insurance coverage	250,000		250,000		250,000
Allowance for doubtful accounts	139,867		$ 139,867		52,400
Lease description			The Company has elected not to recognize right-of-use ("ROU") assets and lease liabilities for short-term leases that have a term of 12 months or less.
Uncertain tax positions
Income tax interest and penalties
Accumulated deficit	(7,855,418)		(7,855,418)		(6,195,044)	$ (3,574,806)
Working capital deficit	(2,670,387)		(2,670,387)
Net loss	$ (1,013,693)	$ (571,502)	$ (1,684,793)	$ (854,894)	$ (2,665,779)	$ (3,565,272)
Minimum [Member]
Property, plant and equipment, useful life			3 years		3 years
Finite lived intangible asset, useful life			3 years		3 years
Maximum [Member]
Property, plant and equipment, useful life			5 years		5 years
Finite lived intangible asset, useful life			5 years		5 years
Minimum monthly royalty payment obligations percentage			6.00%